UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

ABBSS-Global Blend Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 101.1%
The AllianceBernstein Pooling Portfolios - Equity - 101.1%
Global Research Growth Portfolio	622,134	$7,590,034
Global Value Portfolio	598,591	7,003,512

Total Investments - 101.1%
(cost $12,254,356)		14,593,546
Other assets less liabilities - (1.1)%		(159,705)

Net Assets - 100.0%		$14,433,841

ABBSS-U.S. Large Cap Portfolio

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 100.2%
U.S. Large Cap Growth Portfolio	6,858,377	$90,599,162
U.S. Value Portfolio	7,340,866	87,576,527

Total Investments - 100.2%
(cost $136,719,694)		178,175,689
Other assets less liabilities - (0.2)%		(362,838)

Net Assets - 100.0%		$177,812,851

AllianceBernstein 2000 Retirement Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.7%
The AllianceBernstein Pooling Portfolios - Fixed Income - 50.2%
High Yield Portfolio	59,386	$581,986
Inflation Protected Securities Portfolio	227,335	2,402,927
Intermediate Duration Bond Portfolio	286,539	2,868,260
Short Duration Bond Portfolio	225,700	2,227,659

		8,080,832

The AllianceBernstein Pooling Portfolios - Equity - 49.5%
Global Real Estate Investment Portfolio	112,985	1,615,691
International Growth Portfolio	61,841	952,975
International Value Portfolio	63,205	955,027
Small-Mid Cap Growth Portfolio	24,459	372,995
Small-Mid Cap Value Portfolio	30,575	374,846
U.S. Large Cap Growth Portfolio	139,136	1,837,991
U.S. Value Portfolio	155,973	1,860,755

		7,970,280

Total Investments - 99.7%
(cost $15,600,964)		16,051,112
Other assets less liabilities - 0.3%		47,344

Net Assets - 100.0%		$16,098,456

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2007, the Strategy’s total exposure to subprime investments was 1.54%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2005 Retirement Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 98.7%
The AllianceBernstein Pooling Portfolios - Equity - 59.2%
Global Real Estate Investment Portfolio	241,397	$3,451,970
International Growth Portfolio	163,697	2,522,578
International Value Portfolio	168,296	2,542,952
Small-Mid Cap Growth Portfolio	72,331	1,103,047
Small-Mid Cap Value Portfolio	88,805	1,088,753
U.S. Large Cap Growth Portfolio	363,620	4,803,422
U.S. Value Portfolio	405,454	4,837,067

		20,349,789

The AllianceBernstein Pooling Portfolios - Fixed Income - 39.5%
High Yield Portfolio	201,486	1,974,564
Inflation Protected Securities Portfolio	461,522	4,878,282
Intermediate Duration Bond Portfolio	505,604	5,061,094
Short Duration Bond Portfolio	166,033	1,638,743

		13,552,683

Total Investments - 98.7%
(cost $33,108,642)		33,902,472
Other assets less liabilities - 1.3%		450,477

Net Assets - 100.0%		$34,352,949

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2007, the Strategy’s total exposure to subprime investments was 0.71%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2010 Retirement Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 68.3%
Global Real Estate Investment Portfolio	1,044,130	$14,931,058
International Growth Portfolio	838,364	12,919,194
International Value Portfolio	856,840	12,946,848
Small-Mid Cap Growth Portfolio	406,186	6,194,331
Small-Mid Cap Value Portfolio	507,783	6,225,424
U.S. Large Cap Growth Portfolio	1,815,311	23,980,256
U.S. Value Portfolio	2,029,540	24,212,410

		101,409,521

The AllianceBernstein Pooling Portfolios - Fixed Income - 31.7%
High Yield Portfolio	1,058,888	10,377,103
Inflation Protected Securities Portfolio	1,638,987	17,324,089
Intermediate Duration Bond Portfolio	1,931,469	19,334,009

		47,035,201

Total Investments - 100.0%
(cost $144,692,253)		148,444,722
Other assets less liabilities - 0.0%		15,279

Net Assets - 100.0%		$148,460,001

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2007, the Strategy’s total exposure to subprime investments was 0.25%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2015 Retirement Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.9%
The AllianceBernstein Pooling Portfolios - Equity - 75.0%
Global Real Estate Investment Portfolio	1,463,776	$20,931,999
International Growth Portfolio	1,326,077	20,434,851
International Value Portfolio	1,355,352	20,479,372
Small-Mid Cap Growth Portfolio	689,023	10,507,605
Small-Mid Cap Value Portfolio	861,363	10,560,305
U.S. Large Cap Growth Portfolio	2,785,182	36,792,261
U.S. Value Portfolio	3,114,500	37,155,987

		156,862,380

The AllianceBernstein Pooling Portfolios - Fixed Income - 24.9%
High Yield Portfolio	1,483,685	14,540,113
Inflation Protected Securities Portfolio	1,352,087	14,291,559
Intermediate Duration Bond Portfolio	2,313,211	23,155,241

		51,986,913

Total Investments - 99.9%
(cost $202,208,831)		208,849,293
Other assets less liabilities - 0.1%		157,382

Net Assets - 100.0%		$209,006,675

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2007, the Strategy’s total exposure to subprime investments was 0.22%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2020 Retirement Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.0%
The AllianceBernstein Pooling Portfolios - Equity - 81.4%
Global Real Estate Investment Portfolio	1,785,668	$25,535,054
International Growth Portfolio	1,804,971	27,814,596
International Value Portfolio	1,844,769	27,874,461
Small-Mid Cap Growth Portfolio	951,539	14,510,966
Small-Mid Cap Value Portfolio	1,184,365	14,520,319
U.S. Large Cap Growth Portfolio	3,719,278	49,131,668
U.S. Value Portfolio	4,164,255	49,679,562

		209,066,626

The AllianceBernstein Pooling Portfolios - Fixed Income - 17.6%
High Yield Portfolio	1,817,493	17,811,436
Inflation Protected Securities Portfolio	528,977	5,591,291
Intermediate Duration Bond Portfolio	2,187,819	21,900,066

		45,302,793

Total Investments - 99.0%
(cost $247,563,573)		254,369,419
Other assets less liabilities - 1.0%		2,543,412

Net Assets - 100.0%		$256,912,831

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2007, the Strategy’s total exposure to subprime investments was 0.17%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2025 Retirement Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 89.3%
Global Real Estate Investment Portfolio	1,455,602	$20,815,110
International Growth Portfolio	1,625,691	25,051,901
International Value Portfolio	1,664,877	25,156,288
Small-Mid Cap Growth Portfolio	851,452	12,984,649
Small-Mid Cap Value Portfolio	1,055,735	12,943,306
U.S. Large Cap Growth Portfolio	3,444,559	45,502,623
U.S. Value Portfolio	3,857,560	46,020,696

		188,474,573

The AllianceBernstein Pooling Portfolios - Fixed Income - 10.7%
High Yield Portfolio	1,281,589	12,559,573
Intermediate Duration Bond Portfolio	1,002,158	10,031,605

		22,591,178

Total Investments - 100.0%
(cost $203,494,830)		211,065,751
Other assets less liabilities - 0.0%		8,361

Net Assets - 100.0%		$211,074,112

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2007, the Strategy’s total exposure to subprime investments was 0.09%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2030 Retirement Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 94.8%
Global Real Estate Investment Portfolio	1,094,311	$15,648,647
International Growth Portfolio	1,301,647	20,058,381
International Value Portfolio	1,355,265	20,478,050
Small-Mid Cap Growth Portfolio	717,193	10,937,200
Small-Mid Cap Value Portfolio	889,206	10,901,670
U.S. Large Cap Growth Portfolio	2,741,669	36,217,442
U.S. Value Portfolio	2,983,601	35,594,361

		149,835,751

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.2%
High Yield Portfolio	431,054	4,224,328
Intermediate Duration Bond Portfolio	403,212	4,036,157

		8,260,485

Total Investments - 100.0%
(cost $153,199,399)		158,096,236
Other assets less liabilities - 0.0%		78,664

Net Assets - 100.0%		$158,174,900

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2007, the Strategy’s total exposure to subprime investments was 0.05%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2035 Retirement Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 98.6%
Global Real Estate Investment Portfolio	715,151	$10,226,665
International Growth Portfolio	889,460	13,706,578
International Value Portfolio	924,068	13,962,671
Small-Mid Cap Growth Portfolio	497,842	7,592,094
Small-Mid Cap Value Portfolio	614,325	7,531,628
U.S. Large Cap Growth Portfolio	1,878,124	24,810,019
U.S. Value Portfolio	2,040,111	24,338,528

		102,168,183

The AllianceBernstein Pooling Portfolios - Fixed Income - 1.4%
Intermediate Duration Bond Portfolio	143,534	1,436,771

Total Investments - 100.0%
(cost $99,593,950)		103,604,954
Other assets less liabilities - 0.0%		(7,865)

Net Assets - 100.0%		$103,597,089

AllianceBernstein 2040 Retirement Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 98.0%
Global Real Estate Investment Portfolio	500,638	$7,159,130
International Growth Portfolio	622,427	9,591,606
International Value Portfolio	648,102	9,792,821
Small-Mid Cap Growth Portfolio	348,339	5,312,168
Small-Mid Cap Value Portfolio	431,862	5,294,628
U.S. Large Cap Growth Portfolio	1,304,586	17,233,576
U.S. Value Portfolio	1,425,165	17,002,217

		71,386,146

The AllianceBernstein Pooling Portfolios - Fixed Income - 2.1%
Intermediate Duration Bond Portfolio	152,366	1,525,181

Total Investments - 100.1%
(cost $71,172,758)		72,911,327
Other assets less liabilities - (0.1)%		(45,539)

Net Assets - 100.0%		$72,865,788

AllianceBernstein 2045 Retirement Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.9%
The AllianceBernstein Pooling Portfolios - Equity - 98.0%
Global Real Estate Investment Portfolio	305,278	$4,365,474
International Growth Portfolio	380,509	5,863,648
International Value Portfolio	394,461	5,960,302
Small-Mid Cap Growth Portfolio	212,521	3,240,946
Small-Mid Cap Value Portfolio	262,238	3,215,038
U.S. Large Cap Growth Portfolio	802,829	10,605,370
U.S. Value Portfolio	869,062	10,367,914

		43,618,692

The AllianceBernstein Pooling Portfolios - Fixed Income - 1.9%
Intermediate Duration Bond Portfolio	84,006	840,905

Total Investments - 99.9%
(cost $42,780,047)		44,459,597
Other assets less liabilities - 0.1%		49,641

Net Assets - 100.0%		$44,509,238

AllianceBernstein 2050 Retirement Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 80.2%
The AllianceBernstein Pooling Portfolios - Equity - 78.8%
Global Real Estate Investment Portfolio	1,603	$22,923
International Growth Portfolio	3,591	55,337
International Value Portfolio	3,694	55,819
Small-Mid Cap Growth Portfolio	2,022	30,835
Small-Mid Cap Value Portfolio	2,473	30,313
U.S. Large Cap Growth Portfolio	7,333	96,866
U.S. Value Portfolio	8,189	97,689

		389,782

The AllianceBernstein Pooling Portfolios - Fixed Income - 1.4%
Intermediate Duration Bond Portfolio	717	7,173

Total Investments - 80.2%
(cost $404,466)		396,955
Other assets less liabilities - 19.8%		97,908

Net Assets - 100.0%		$494,863

AllianceBernstein 2055 Retirement Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 95.8%
The AllianceBernstein Pooling Portfolios - Equity - 95.5%
Global Real Estate Investment Portfolio	1,155	$16,520
International Growth Portfolio	1,457	22,454
International Value Portfolio	1,510	22,823
Small-Mid Cap Growth Portfolio	819	12,496
Small-Mid Cap Value Portfolio	1,002	12,279
U.S. Large Cap Growth Portfolio	3,078	40,665
U.S. Value Portfolio	3,320	39,604

		166,841

The AllianceBernstein Pooling Portfolios - Fixed Income - 0.3%
Intermediate Duration Bond Portfolio	52	517

Total Investments - 95.8%
(cost $166,772)		167,358
Other assets less liabilities - 4.2%		7,272

Net Assets - 100.0%		$174,630

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: January 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: January 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: January 22, 2008